Commitments and contingencies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) period	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Line of Credit Facility [Line Items]
Reimage on eligible restaurants (as percent)	10.00%
Percentage of gross sales of restaurants	6.00%
Initial royalty period	10 years
Royalty fee (as a percent)		7.00%	7.00%
Number of subsequent payment periods | period	2
Percentage of gross sales on advertising and promotion activities	5.00%
Required minimum fixed charge coverage ratio	1.50
Maximum leverage ratio	4.25
Provision for contingencies	$ 50,854	$ 30,356
Provision for contingencies, current	1,455	1,199
Provision for contingencies, noncurrent	49,399	29,157
Provision related to claims covered by indemnification agreement	$ 1,378	$ 1,179
Next five years
Line of Credit Facility [Line Items]
Royalty fee (as a percent)	6.25%
Last five years
Line of Credit Facility [Line Items]
Initial royalty period	5 years
Royalty fee (as a percent)	6.50%
Minimum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss	$ 493,000
Maximum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss	534,000
Standby letters of credit
Line of Credit Facility [Line Items]
Letters of credit	$ 80,000